Operating Leases - Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Year	Jun. 30, 2022 USD ($) Year
Leases [Abstract]
Leases terminated | Year	0	2
Right-of-use assets derecognized upon lease termination	$ 0	$ 177
Lease liabilities derecognized upon lease termination	$ 0	$ 177